Offerings	Mar. 10, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	8.00% Series A Perpetual Strike Preferred Stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 21,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,215,100
Offering Note
(1)
The prospectus supplement to which this exhibit is attached is a prospectus supplement for the registrant’s offer and sale from time to time of shares of the registrant’s
8.00% Series A Perpetual Strike Preferred Stock (the “Perpetual Strike Preferred Stock”), $0.001 par value per share. The maximum aggregate offering price of that offering is $21,000,000,000 under an at-the-market
program. In accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), the registration fee was calculated based on the maximum aggregate offering price of $21,000,000,000 of the securities offered by this prospectus supplement, and Rule 457(r) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share
Amount of Registration Fee	$ 0
Offering Note
(1)
The prospectus supplement to which this exhibit is attached is a prospectus supplement for the registrant’s offer and sale from time to time of shares of the registrant’s
8.00% Series A Perpetual Strike Preferred Stock (the “Perpetual Strike Preferred Stock”), $0.001 par value per share. The maximum aggregate offering price of that offering is $21,000,000,000 under an at-the-market
program. In accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), the registration fee was calculated based on the maximum aggregate offering price of $21,000,000,000 of the securities offered by this prospectus supplement, and Rule 457(r) under the Securities Act.

(2)
Under Rule 457(i), there is no additional filing fee payable with respect to the shares of Class A Common Stock issuable upon conversion of the Perpetual Strike Preferred Stock because no additional consideration will be received in connection with the exercise of the conversion privilege.